INTANGIBLE ASSETS, NET (Schedule of Estimated Annual Amortization Expenses) (Details) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
INTANGIBLE ASSETS, NET
2020	$ 2,192	¥ 15,260
2021	2,781	19,358
2022	4,006	27,886
2023	3,970	27,640
2024	$ 3,963	¥ 27,590